Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 97.0%
Aerospace & Defense — 0.2%
4,749
Textron, Inc. .....................
$ 336,229
Air Freight & Logistics — 1.2%
22,810
Air Transport Services Group, Inc.(a) ....
592,604
3,960
Forward Air Corp. .................
415,364
9,080
Hub Group, Inc., Class A(a) ..........
721,769
1,729,737
Airlines — 0.9%
10,321
Alaska Air Group, Inc.(a) ............
443,184
5,657
Copa Holdings SA, Class A(a) ........
470,492
10,820
United Airlines Holdings, Inc.(a) .......
407,914
1,321,590
Automobiles — 0.4%
13,315
Harley-Davidson, Inc. ...............
553,904
Banks — 16.1%
11,193
1st Source Corp. ..................
594,236
20,072
Amalgamated Financial Corp. .........
462,459
16,990
Ameris Bancorp ...................
800,909
38,161
Associated Banc-Corp ..............
881,137
11,450
Bank of NT Butterfield & Son, Ltd. (The)
341,325
19,221
Bank OZK .......................
769,993
21,617
BankUnited, Inc. ..................
734,329
42,269
Brookline Bancorp, Inc. .............
598,106
20,039
Cathay General Bancorp .............
817,391
12,872
Community Trust Bancorp, Inc. ........
591,211
21,091
ConnectOne Bancorp, Inc. ...........
510,613
37,289
CrossFirst Bankshares, Inc.(a) .........
462,756
17,117
Dime Community Bancshares, Inc. .....
544,834
13,081
Enterprise Financial Services Corp. .....
640,446
14,050
Equity Bancshares, Inc., Class A .......
459,014
62,722
First BanCorp ....................
797,824
16,180
First Bancshares, Inc. (The) ...........
517,922
10,622
First Financial Corp. ................
489,462
23,974
Flushing Financial Corp. .............
464,616
38,943
FNB Corp. ......................
508,206
47,494
Fulton Financial Corp. ..............
799,324
8,171
Great Southern Bancorp, Inc. .........
486,093
19,978
Hancock Whitney Corp. .............
966,735
28,767
Hanmi Financial Corp. ..............
711,983
20,854
Independent Bank Corp. .............
498,828
8,368
Mercantile Bank Corp. ..............
280,161
19,019
Midland States Bancorp, Inc. .........
506,286
26,781
OFG Bancorp ....................
738,084
14,342
Old Second Bancorp, Inc. ............
230,046
16,057
Peapack-Gladstone Financial Corp. .....
597,642
7,747
Preferred Bank ....................
578,081
20,216
RBB Bancorp ....................
421,504
16,950
S&T Bancorp, Inc. .................
579,351
16,036
South Plains Financial, Inc. ...........
441,471
19,182
Synovus Financial Corp. .............
720,284
89,440
Valley National Bancorp .............
1,011,566
20,828
Washington Federal, Inc. .............
698,779
Shares Fair Value
COMMON STOCKS — (continued)
Banks — (continued)
5,080
Wintrust Financial Corp. .............
$ 429,362
22,682,369
Building Products — 1.3%
9,224
Owens Corning ...................
786,807
21,290
Quanex Building Products Corp. .......
504,147
7,253
UFP Industries, Inc. ................
574,801
1,865,755
Capital Markets — 0.7%
11,740
Jefferies Financial Group, Inc. .........
402,447
6,260
StoneX Group, Inc.(a) ..............
596,578
999,025
Chemicals — 0.6%
5,660
CF Industries Holdings, Inc. ..........
482,232
26,342
LSB Industries, Inc.(a) ..............
350,349
832,581
Commercial Services & Supplies — 1.3%
81,906
GEO Group, Inc. (The)(a) ............
896,871
16,677
Heritage-Crystal Clean, Inc.(a) ........
541,669
12,150
SP Plus Corp.(a) ..................
421,848
1,860,388
Communications Equipment — 0.3%
11,032
NetScout Systems, Inc.(a) ............
358,650
Construction & Engineering — 0.4%
17,459
Sterling Infrastructure, Inc.(a) .........
572,655
Construction Materials — 0.3%
3,130
Eagle Materials, Inc. ................
415,821
Consumer Finance — 1.4%
18,284
Enova International, Inc.(a) ...........
701,557
39,854
Navient Corp. ....................
655,598
6,350
Nelnet, Inc., Class A ................
576,263
1,933,418
Diversified Consumer Services — 1.3%
45,660
ADT, Inc. .......................
414,136
12,638
H&R Block, Inc. ..................
461,414
47,980
Perdoceo Education Corp.(a) ..........
666,922
9,362
Stride, Inc.(a) .....................
292,843
1,835,315
Diversified Financial Services — 1.0%
18,079
A-Mark Precious Metals, Inc. .........
627,884
21,300
Jackson Financial, Inc., Class A ........
741,027
1,368,911
Diversified Telecommunication Services — 0.6%
10,400
ATN International, Inc. ..............
471,224
28,673
EchoStar Corp., Class A(a) ...........
478,266
949,490

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Electric Utilities — 3.0%
14,890
ALLETE, Inc. ....................
$ 960,554
12,652
OGE Energy Corp. .................
500,387
14,276
Otter Tail Corp. ...................
838,144
6,680
Pinnacle West Capital Corp. ..........
507,947
10,250
PNM Resources, Inc. ...............
500,097
19,560
Portland General Electric Co. .........
958,440
4,265,569
Electrical Equipment — 1.4%
4,684
Atkore, Inc.(a) ....................
531,259
6,280
Encore Wire Corp. .................
863,877
25,880
Thermon Group Holdings, Inc.(a) ......
519,671
1,914,807
Electronic Equipment, Instruments &
Components — 2.7%
16,396
CTS Corp. .......................
646,330
6,579
Jabil, Inc. .......................
448,688
18,443
Sanmina Corp.(a) ..................
1,056,599
48,110
TTM Technologies, Inc.(a) ...........
725,499
39,854
Vishay Intertechnology, Inc. ..........
859,651
3,736,767
Energy Equipment & Services — 0.5%
4,554
Nabors Industries, Ltd.(a) ............
705,278
Entertainment — 0.3%
31,206
Marcus Corp. (The) ................
449,054
Equity Real Estate Investment Trusts (REITs)
— 8.5%
30,200
Alexander & Baldwin, Inc. ...........
565,646
54,819
Apple Hospitality REIT, Inc. ..........
865,044
38,050
Chatham Lodging Trust .............
466,873
76,303
DiamondRock Hospitality Co. .........
624,922
11,013
EPR Properties ...................
415,410
34,784
Essential Properties Realty Trust, Inc. ...
816,380
20,108
Getty Realty Corp. .................
680,656
26,846
InvenTrust Properties Corp. ..........
635,445
10,713
Kilroy Realty Corp. ................
414,272
43,494
Kimco Realty Corp. ................
921,203
15,940
LTC Properties, Inc. ................
566,348
36,038
Medical Properties Trust, Inc. .........
401,463
14,670
Omega Healthcare Investors, Inc. .......
410,027
54,967
Piedmont Office Realty Trust, Inc., Class A
504,047
18,555
PotlatchDeltic Corp. ................
816,234
59,313
Sabra Health Care REIT, Inc. .........
737,261
33,700
SITE Centers Corp. ................
460,342
104,789
Uniti Group, Inc. ..................
579,483
27,210
VICI Properties, Inc. ...............
881,604
11,762,660
Food & Staples Retailing — 0.9%
2,017
Casey's General Stores, Inc. ..........
452,514
26,979
Sprouts Farmers Market, Inc.(a) .......
873,310
1,325,824
Shares Fair Value
COMMON STOCKS — (continued)
Food Products — 1.2%
12,020
Calavo Growers, Inc. ...............
$ 353,388
7,604
Cal-Maine Foods, Inc. ..............
414,038
19,440
Fresh Del Monte Produce, Inc. ........
509,133
18,104
Pilgrim's Pride Corp.(a) .............
429,608
1,706,167
Gas Utilities — 0.4%
8,860
National Fuel Gas Co. ..............
560,838
472
ONE Gas, Inc. ....................
35,740
596,578
Health Care Equipment & Supplies — 1.4%
22,381
Avanos Medical, Inc.(a) .............
605,630
7,840
Lantheus Holdings, Inc.(a) ...........
399,526
23,279
Orthofix Medical, Inc.(a) ............
477,918
5,718
QuidelOrtho Corp.(a) ...............
489,861
1,972,935
Health Care Providers & Services — 3.7%
33,044
AdaptHealth Corp.(a) ...............
635,106
5,333
Addus HomeCare Corp.(a) ...........
530,580
4,983
AMN Healthcare Services, Inc.(a) ......
512,352
18,780
Cross Country Healthcare, Inc.(a) ......
498,985
5,740
Ensign Group, Inc. (The) ............
543,061
13,236
Fulgent Genetics, Inc.(a) .............
394,168
6,414
Henry Schein, Inc.(a) ...............
512,286
1,812
Molina Healthcare, Inc.(a) ...........
598,359
11,870
Premier, Inc., Class A ...............
415,213
4,025
Universal Health Services, Inc., Class B ..
567,082
5,207,192
Health Care Technology — 1.1%
38,990
Allscripts Healthcare Solutions, Inc.(a) ..
687,784
6,737
Computer Programs & Systems, Inc.(a) ..
183,381
24,561
HealthStream, Inc.(a) ...............
610,095
1,481,260
Hotels, Restaurants & Leisure — 0.9%
16,840
Chuy's Holdings, Inc.(a) .............
476,572
5,320
Monarch Casino & Resort, Inc.(a) ......
409,055
26,860
Target Hospitality Corp.(a) ...........
406,660
1,292,287
Household Durables — 0.4%
21,444
Ethan Allen Interiors, Inc. ............
566,551
Independent Power and Renewable Electricity
Producers — 0.3%
18,609
Vistra Corp. ......................
431,729
Insurance — 4.2%
30,700
Ambac Financial Group, Inc.(a) ........
535,408
19,315
American Equity Investment Life Holding
Co. ..........................
881,150
10,205
Assured Guaranty, Ltd. ..............
635,363
9,214
Axis Capital Holdings, Ltd. ...........
499,122
34,954
CNO Financial Group, Inc. ...........
798,699

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Insurance — (continued)
184,280
Genworth Financial, Inc., Class A(a) ....
$ 974,841
20,158
Old Republic International Corp. .......
486,816
3,347
RenaissanceRe Holdings, Ltd. .........
616,618
12,814
Unum Group .....................
525,759
5,953,776
Interactive Media & Services — 0.5%
37,680
Cars.com, Inc.(a) ..................
518,854
3,040
Ziff Davis, Inc.(a) ..................
240,464
759,318
IT Services — 0.3%
21,657
Hackett Group, Inc. (The) ............
441,153
Life Sciences Tools & Services — 0.4%
51,241
AbCellera Biologics, Inc.(a) ..........
519,071
Machinery — 1.1%
11,210
Mueller Industries, Inc. ..............
661,390
30,990
Titan International, Inc.(a) ...........
474,767
18,210
Wabash National Corp. ..............
411,546
1,547,703
Marine — 0.4%
10,526
Eagle Bulk Shipping, Inc. ............
525,668
Media — 1.0%
10,650
Liberty Media Corp-Liberty SiriusXM,
Class A(a) .....................
418,652
3,243
Nexstar Media Group, Inc. ...........
567,622
27,920
Sinclair Broadcast Group, Inc., Class A ..
433,039
1,419,313
Metals & Mining — 2.6%
2,850
Alpha Metallurgical Resources, Inc. .....
417,212
20,570
Commercial Metals Co. .............
993,531
1,130
Reliance Steel & Aluminum Co. .......
228,757
5,808
Steel Dynamics, Inc. ................
567,442
70,761
SunCoke Energy, Inc. ...............
610,667
24,670
Warrior Met Coal, Inc. ..............
854,569
3,672,178
Mortgage Real Estate Investment Trusts (REITs)
— 2.0%
36,669
Blackstone Mortgage Trust, Inc., Class A .
776,283
37,560
Claros Mortgage Trust, Inc. ...........
552,507
38,540
Ellington Financial, Inc. .............
476,740
40,170
Franklin BSP Realty Trust, Inc. ........
518,193
36,975
Ready Capital Corp. ................
411,902
2,735,625
Multiline Retail — 1.2%
2,432
Dillard's, Inc., Class A ..............
786,022
41,977
Macy's, Inc. ......................
866,825
1,652,847
Shares Fair Value
COMMON STOCKS — (continued)
Multi-Utilities — 1.2%
19,524
Avista Corp. .....................
$ 865,694
14,555
NorthWestern Corp. ................
863,694
1,729,388
Oil, Gas & Consumable Fuels — 5.2%
2,960
Arch Resources, Inc. ...............
422,658
32,790
Ardmore Shipping Corp.(a) ...........
472,504
3,999
Chesapeake Energy Corp. ............
377,386
5,981
CONSOL Energy, Inc. ..............
388,765
12,396
CVR Energy, Inc. ..................
388,491
13,874
Delek U.S. Holdings, Inc. ............
374,598
32,611
Dorian LPG, Ltd. ..................
617,978
7,540
DT Midstream, Inc. ................
416,660
15,950
FLEX LNG, Ltd. ..................
521,406
7,135
HF Sinclair Corp. ..................
370,235
19,860
Par Pacific Holdings, Inc.(a) ..........
461,745
19,387
PBF Energy, Inc., Class A ............
790,602
18,810
Peabody Energy Corp.(a) ............
496,960
13,140
Scorpio Tankers, Inc. ...............
706,538
15,720
Teekay Tankers, Ltd., Class A(a) .......
484,333
7,290,859
Paper & Forest Products — 0.7%
12,504
Clearwater Paper Corp.(a) ............
472,776
11,027
Sylvamo Corp. ....................
535,802
1,008,578
Personal Products — 0.3%
3,600
Medifast, Inc. ....................
415,260
Pharmaceuticals — 3.4%
28,568
Amphastar Pharmaceuticals, Inc.(a) .....
800,475
22,457
Corcept Therapeutics, Inc.(a) ..........
456,102
7,430
Harmony Biosciences Holdings, Inc.(a) ..
409,393
33,700
Innoviva, Inc.(a) ...................
446,525
3,012
Jazz Pharmaceuticals PLC(a) .........
479,842
14,432
Prestige Consumer Healthcare, Inc.(a) ...
903,443
22,605
Supernus Pharmaceuticals, Inc.(a) ......
806,320
39,869
Viatris, Inc. ......................
443,742
4,745,842
Professional Services — 0.4%
26,702
Resources Connection, Inc. ...........
490,783
Real Estate Management & Development
— 1.9%
59,540
Anywhere Real Estate, Inc.(a) .........
380,461
33,375
Cushman & Wakefield PLC(a) ........
415,852
24,305
Forestar Group, Inc.(a) ..............
374,540
6,739
Howard Hughes Corp. (The)(a) ........
514,994
3,113
Jones Lang LaSalle, Inc.(a) ...........
496,119
61,893
Newmark Group, Inc., Class A ........
493,287
2,675,253
Road & Rail — 1.3%
3,504
ArcBest Corp. ....................
245,420
21,808
Covenant Logistics Group, Inc. ........
753,903

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Road & Rail — (continued)
8,094
Knight-Swift Transportation Holdings, Inc.
$ 424,206
22,486
Marten Transport, Ltd. ..............
444,773
1,868,302
Semiconductors & Semiconductor Equipment
— 2.4%
50,621
Amkor Technology, Inc. .............
1,213,892
8,022
Axcelis Technologies, Inc.(a) ..........
636,626
35,210
Photronics, Inc.(a) .................
592,584
26,808
Rambus, Inc.(a) ...................
960,262
3,403,364
Specialty Retail — 5.6%
19,279
Academy Sports & Outdoors, Inc. ......
1,012,919
3,084
AutoNation, Inc.(a) ................
330,913
12,252
Buckle, Inc. (The) .................
555,628
88,176
Chico's FAS, Inc.(a) ................
433,826
4,540
Group 1 Automotive, Inc. ............
818,880
17,765
Haverty Furniture Cos., Inc. ..........
531,174
6,860
Hibbett, Inc. .....................
467,989
2,432
Murphy USA, Inc. .................
679,841
16,648
ODP Corp. (The)(a) ................
758,150
3,938
Penske Automotive Group, Inc. ........
452,594
11,950
Signet Jewelers, Ltd. ................
812,600
11,928
Sonic Automotive, Inc., Class A .......
587,693
8,685
TravelCenters of America, Inc.(a) ......
388,914
7,831,121
Technology Hardware, Storage & Peripherals
— 0.0%
1,694
Pure Storage, Inc., Class A(a) .........
45,331
Textiles, Apparel & Luxury Goods — 0.4%
5,336
Oxford Industries, Inc. ..............
497,209
Thrifts & Mortgage Finance — 2.6%
20,600
Enact Holdings, Inc. ................
496,872
1,327
Essent Group, Ltd. .................
51,594
4,670
Federal Agricultural Mortgage Corp., Class
C ............................
526,356
30,478
MGIC Investment Corp. .............
396,214
27,999
NMI Holdings, Inc., Class A(a) ........
585,179
2,140
PennyMac Financial Services, Inc. ......
121,252
42,449
Radian Group, Inc. .................
809,503
16,292
TrustCo Bank Corp. NY .............
612,416
3,599,386
Trading Companies & Distributors — 3.2%
8,507
BlueLinx Holdings, Inc.(a) ...........
604,933
19,876
Boise Cascade Co. .................
1,364,885
7,910
GMS, Inc.(a) .....................
393,918
41,260
Hudson Technologies, Inc.(a) .........
417,551
13,150
Triton International, Ltd. .............
904,457
Shares Fair Value
COMMON STOCKS — (continued)
Trading Companies & Distributors
— (continued)
6,680
Veritiv Corp. .....................
$ 813,023
4,498,767
Total Common Stocks
(Cost $129,471,381) .............. 136,356,591
WARRANTS — 0.0%
Energy Equipment & Services — 0.0%
911
Nabors Industries, Ltd., 06/11/2026(a) ...
29,972
Total Warrants
(Cost $–) ...................... 29,972
EXCHANGE TRADED FUND — 1.4%
15,000
iShares Russell 2000 Value ETF .......
2,080,050
Total Exchange Traded Fund
(Cost $2,087,158) ................ 2,080,050
MONEY MARKET FUND — 2.8%
3,875,600
Federated Treasury Obligations Fund,
Institutional Shares, 4.14%(b) .......
3,875,600
Total Money Market Fund
(Cost $3,875,600) ................ 3,875,600
Total Investments — 101.2%
(Cost $135,434,139) ........................... 142,342,213
Net Other Assets (Liabilities) — (1.2)% .............. (1,742,280)
NET ASSETS — 100.0% .......................
$ 140,599,933
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.
ETF Exchange Traded Fund

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund
December 31, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Small Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund — (continued)
December 31, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Small Cap Value Equity Fund ... $ 142,342,213(a) $ — $ — $ 142,342,213
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.